Payments, Details - 12 months ended Dec. 31, 2025 - CAD ($)	Amount	Type	Country	Subnat. Juris.	Govt.	Project	In-kind	In-kind Calc.
Suncor Energy Inc | #: 1
	$ 1,055,700,000	Taxes	Canada		Government of Canada
Suncor Energy Inc | #: 2
	21,990,000	Royalties	Canada		Government of Canada
Suncor Energy Inc | #: 3
	840,000	Fees	Canada		Government of Canada
Suncor Energy Inc | #: 4
	57,550,000	Fees	Canada		Canada Newfoundland And Labrador Offshore Petroleum Board
Suncor Energy Inc | #: 5
	1,440,000	Fees	Canada		ALBERTA ENERGY REGULATOR
Suncor Energy Inc | #: 6
	2,620,000	Fees	Canada	snj:CA-AB	Athabasca Chipewyan First Nation
Suncor Energy Inc | #: 7
	1,525,000	Fees	Canada	snj:CA-AB	Fort McKay First Nation
Suncor Energy Inc | #: 8
	422,490,000	Taxes	Canada	snj:CA-AB	Government of Alberta
Suncor Energy Inc | #: 9
	2,091,520,000	Royalties	Canada	snj:CA-AB	Government of Alberta
Suncor Energy Inc | #: 10
	33,230,000	Fees	Canada	snj:CA-AB	Government of Alberta
Suncor Energy Inc | #: 11
	1,115,000	Fees	Canada	snj:CA-AB	Mikisew Cree First Nation
Suncor Energy Inc | #: 12
	180,000	Fees	Canada	snj:CA-AB	Chipewyan Prairie First Nation
Suncor Energy Inc | #: 13
	111,880,000	Taxes	Canada	snj:CA-AB	Municipality of Wood Buffalo
Suncor Energy Inc | #: 14
	170,000	Fees	Canada	snj:CA-AB	Fort Chipewyan Metis Nation
Suncor Energy Inc | #: 15
	410,000	Fees	Canada	snj:CA-AB	Fort McKay Metis Nation
Suncor Energy Inc | #: 16
	280,000	Fees	Canada	snj:CA-AB	Fort McMurray 468 First Nation
Suncor Energy Inc | #: 17
	150,000	Fees	Canada	snj:CA-AB	Willow Lake Metis Nation
Suncor Energy Inc | #: 18
	150,000	Fees	Canada	snj:CA-AB	Conklin Metis Local 193
Suncor Energy Inc | #: 19
	170,000	Fees	Canada	snj:CA-AB	McMurray Metis
Suncor Energy Inc | #: 20
	310,970,000	Royalties	Canada	snj:CA-NL	Government of Newfoundland and Labrador
Suncor Energy Inc | #: 21
	82,570,000	Taxes	Canada	snj:CA-QC	Government of Quebec
Suncor Energy Inc | #: 22
	154,100,000	Taxes	Libya		Government of Libya, National Oil Corporation	Libya	Yes	fair market value
Suncor Energy Inc | #: 23
	219,250,000	Royalties	Libya		Government of Libya, National Oil Corporation	Libya	Yes	fair market value
Suncor Energy Inc | #: 24
	390,000	Fees	Libya		Government of Libya, National Oil Corporation	Libya
Suncor Energy Inc | #: 25
	67,220,000	Bonuses	Libya		Government of Libya, National Oil Corporation	Libya
Suncor Energy (Syncrude) Operating Inc | #: 1
	1,354,250,000	Royalties	Canada	snj:CA-AB	Government of Alberta	Syncrude
Suncor Energy (Syncrude) Operating Inc | #: 2
	9,450,000	Fees	Canada	snj:CA-AB	Government of Alberta	Syncrude
Suncor Energy (Syncrude) Operating Inc | #: 3
	370,000	Fees	Canada		Government of Canada	Syncrude
Suncor Energy (Syncrude) Operating Inc | #: 4
	70,730,000	Taxes	Canada	snj:CA-AB	Regional Municipality of Wood Buffalo	Syncrude
Suncor Energy (Syncrude) Operating Inc | #: 5
	2,540,000	Fees	Canada	snj:CA-AB	Fort McKay Metis Nation	Syncrude
Suncor Energy (Syncrude) Operating Inc | #: 6
	4,100,000	Fees	Canada	snj:CA-AB	Athabasca Chipewyan First Nation	Syncrude
Suncor Energy (Syncrude) Operating Inc | #: 7
	130,000	Fees	Canada	snj:CA-AB	Fort McMurray 468 First Nation	Syncrude
Suncor Energy (Syncrude) Operating Inc | #: 8
	100,000	Fees	Canada	snj:CA-AB	Chipewyan Prairie First Nation	Syncrude
Suncor Energy (Syncrude) Operating Inc | #: 9
	5,860,000	Fees	Canada	snj:CA-AB	Mikisew Cree First Nation	Syncrude
Suncor Energy (Syncrude) Operating Inc | #: 10
	120,000	Taxes	Canada	snj:CA-AB	Fort McKay First Nation	Syncrude
Suncor Energy (Syncrude) Operating Inc | #: 11
	11,220,000	Fees	Canada	snj:CA-AB	Fort McKay First Nation	Syncrude
Suncor Energy (Syncrude) Operating Inc | #: 12
	$ 2,420,000	Fees	Canada	snj:CA-AB	McMurray Metis	Syncrude